Other disclosures - Schedule of undiscounted contractual maturities of financial liabilities at amortized cost by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	€ 1,465,713	€ 1,439,426	€ 1,422,781
On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	712,248	712,261	731,837
Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	251,730	240,337	235,986
3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	167,875	173,287	144,397
1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	154,134	150,581	168,947
3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	88,099	86,432	81,817
More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	91,627	76,528	59,797
Deposits
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	1,102,126	1,099,444	1,111,024
Deposits | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	699,007	698,595	718,366
Deposits | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	207,554	204,001	192,609
Deposits | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	117,431	109,311	96,482
Deposits | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	43,090	51,191	82,618
Deposits | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	19,248	20,761	19,354
Deposits | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	15,796	15,585	1,595
Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	24,904	48,817	76,778
Central banks | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	17	168	117
Central banks | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	9,082	20,334	7,003
Central banks | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	11,026	6,853	18,210
Central banks | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	4,772	16,846	46,933
Central banks | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	0	4,581	4,506
Central banks | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	7	35	9
Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	89,680	80,548	68,364
Credit institutions | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	13,634	6,884	7,172
Credit institutions | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	27,170	25,642	30,548
Credit institutions | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	19,258	21,334	15,808
Credit institutions | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	15,674	13,079	9,722
Credit institutions | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	6,482	5,924	3,924
Credit institutions | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	7,462	7,685	1,190
Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	987,542	970,079	965,882
Customers | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	685,356	691,543	711,077
Customers | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	171,302	158,025	155,058
Customers | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	87,147	81,124	62,464
Customers | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	22,644	21,266	25,963
Customers | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	12,766	10,256	10,924
Customers | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	8,327	7,865	396
Marketable debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	323,671	299,795	274,700
Marketable debt securities | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	0	0	0
Marketable debt securities | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	36,315	28,258	34,312
Marketable debt securities | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	48,973	62,935	46,396
Marketable debt securities | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	102,306	91,492	81,059
Marketable debt securities | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	61,260	56,944	55,357
Marketable debt securities | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	74,817	60,166	57,576
Other financial liabilities
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	39,916	40,187	37,057
Other financial liabilities | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	13,241	13,666	13,471
Other financial liabilities | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	7,861	8,078	9,065
Other financial liabilities | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	1,471	1,041	1,519
Other financial liabilities | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	8,738	7,898	5,270
Other financial liabilities | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	7,591	8,727	7,106
Other financial liabilities | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	€ 1,014	€ 777	€ 626